Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Mar. 31, 2026 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	PROFIT SHARING PLAN
Entity Tax Identification Number	33-0174996
EBP, Plan Number	001
Participant loans	$ 9,397,436
EBP, Total	$ 1,501,037,636
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans interest rate	9.50%
Participant loans maturity date	Mar. 31, 2056
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 150,410,506
Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,025,154,862
Pooled Separate Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 110,575,492
Investment, Identifier [Axis]: Common Stock Viasat, Inc. Employer Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Viasat, Inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanEmployerCommonStockMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 180,019,018
Investment, Identifier [Axis]: Common/Collective Trusts Blackrock Equity Index J
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 271,928,469
Investment, Identifier [Axis]: Common/Collective Trusts Blackrock Extended Equity K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 112,798,647
Investment, Identifier [Axis]: Common/Collective Trusts Blackrock MSCI ACWI EX-U.S. Index M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 93,801,821
Investment, Identifier [Axis]: Common/Collective Trusts Blackrock US Debt Index M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 67,577,219
Investment, Identifier [Axis]: Common/Collective Trusts Vanguard Target Retirement 2020 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 16,673,062
Investment, Identifier [Axis]: Common/Collective Trusts Vanguard Target Retirement 2025 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 20,451,438
Investment, Identifier [Axis]: Common/Collective Trusts Vanguard Target Retirement 2030 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 65,749,692
Investment, Identifier [Axis]: Common/Collective Trusts Vanguard Target Retirement 2035 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 40,655,650
Investment, Identifier [Axis]: Common/Collective Trusts Vanguard Target Retirement 2040 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 70,722,349
Investment, Identifier [Axis]: Common/Collective Trusts Vanguard Target Retirement 2045 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 45,624,740
Investment, Identifier [Axis]: Common/Collective Trusts Vanguard Target Retirement 2050 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 80,412,648
Investment, Identifier [Axis]: Common/Collective Trusts Vanguard Target Retirement 2055 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 42,094,966
Investment, Identifier [Axis]: Common/Collective Trusts Vanguard Target Retirement 2060 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 21,664,016
Investment, Identifier [Axis]: Common/Collective Trusts Vanguard Target Retirement 2065 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 11,707,743
Investment, Identifier [Axis]: Common/Collective Trusts Vanguard Target Retirement 2070 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 4,086,945
Investment, Identifier [Axis]: Common/Collective Trusts Vanguard Target Retirement Income Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 6,432,557
Investment, Identifier [Axis]: Common/Collective Viasat Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Viasat, Inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trusts
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 52,772,900
Investment, Identifier [Axis]: Mutual Funds Baird Core Plus Bond Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Baird [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 41,707,355
Investment, Identifier [Axis]: Mutual Funds JP Morgan Small Cap Equity R5
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 34,702,286
Investment, Identifier [Axis]: Mutual Funds Nomura Emerging Markets Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nomura [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 29,095,049
Investment, Identifier [Axis]: Mutual Funds Vanguard Equity-Income ADM
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 44,905,816
Investment, Identifier [Axis]: Pooled Separate Accounts Empower Annuity Insurance Company of America Capital Group Europacific Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Empower Annuity Insurance Company of America [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Fully Benefit-Responsive Investment Contract [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 22,957,561
Investment, Identifier [Axis]: Pooled Separate Accounts Empower Annuity Insurance Company of America JP Morgan Large Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Empower Annuity Insurance Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 87,617,931
Investment, Identifier [Axis]: Self-Directed Brokerage Accounts Empower Financial Services, Inc. Empower Self-Directed Brokerage
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Empower Financial Services, Inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Self-Directed Brokerage Account [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 25,480,322